Bonds and financing - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Bonds and financing
Bonds and financing

14       Bonds and financing

The balance of bonds and financing comprises the following amounts:

	December 31, 2019	Additions by business combination (i)	Payment of interest	Payment (ii)	Interest accrued	Transfers	December 31, 2020
Bonds with Related Parties	440,947	-	(49,369)	(852,135)	52,900	910,400	502,743
Finance Leases	-	-	(35)	-	35	139	139
Current liabilities	440,947	-	(49,404)	(852,135)	52,935	910,539	502,882

Bonds with Related Parties	1,200,000	-	-	-	-	(910,400)	289,600
Finance	-	998	-	-	-	(139)	859
Non-current liabilities	1,200,000	998	-	-	-	(910,539)	290,459

Total	1,640,947	998	(49,404)	(852,135)	52,935	-	793,341

(i)

On November 21, 2018, MindMakers, which became a subsidiary of the Company in February 2020, entered into a bank credit note (cédula de crédito bancário) in favor of Banco de Desenvolvimento de Minas Gerais S.A. – BDMG, for an aggregate amount of R$1,676, maturing on November 15, 2026. The payment of principal will be made in 72 installments, beginning on December 15, 2020, and ending on November 15, 2026.  Interest will accrue at the long-term interest rate (taxa de juros de longo prazo – TJLP), plus 5% per annum, and will be paid on a monthly basis along with payments of principal.

(ii)

On August 4, 2020, the Company, substantially settled bonds with related parties amounting to R$ 852,135 and R$ 29,864, respectively principal and interest, as follow: 7th Issuance, 1st series – R$ 310,918; 8th Issuance R$ 448,826 and 9th Issuance 115,591. In addition, the Company settled only interest on the following bonds: 7th Issuance, 2nd series – R$4,671 and 6th Issuance, 2nd series – R$ 1,994. This measure is part of a commitment with shareholders through the IPO.

	At December 31, 2018	Capitalization of bonds (i)	Contribution of bonds (ii)	Payment of interest	Interest accrued	Transfers (iii)	December 31, 2019
Bonds	338,556	(186,617)	417,030	(88,732)	63,620	(102,910)	440,947
Finance lease	1,303	-	-	-	-	(1,303)	-
Current liabilities	339,859	(186,617)	417,030	(88,732)	63,620	(104,213)	440,947

Bonds	1,300,000	(1,321,680)	1,118,770	(28,964)	28,964	102,910	1,200,000
Finance leases	18,608	-	-	-	-	(18,608)	-
Non-current liabilities	1,318,608	(1,321,680)	1,118,770	(28,964)	28,964	84,302	1,200,000

Total	1,658,467	(1,508,297)	1,535,800	(117,696)	92,584	(19,911)	1,640,947

(i)

On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Parent Company’s Net Investment in the combined carve-out financial statements.

(ii)

On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i) the acceleration of the other debentures originally issued by Saber; (ii) the grant by us of any liens on our assets or capital stock; (iii) a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i) we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii) we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii) we will not pledge shares and/or dividends.

(iii)	Due to the adoption of IFRS 16, ‘Finance Leases’ balances were transferred to “Lease Liabilities”.

a.	Bonds’ description

See below the bonds outstanding:

As of December 31, 2020
Subscriber	Related Parties	Related Parties	Related Parties	Related Parties
Issuance	5th	5th	6th	7th
Serie	Serie 1	Serie 2	Serie 2	Single
Date of issuance	03/15/2018	08/15/2018	08/15/2017	08/15/2018
Maturity Date	03/15/2021	08/15/2023	08/15/2022	08/16/2021
First payment after	60 months	60 months	60 months	36 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 1.15% p.a.	CDI + 1.00% p.a.	CDI + 1.70% p.a.	CDI + 1.15% p.a.

Principal amount (in million R$)	100	100	200	378

b.	Bond’s maturities

The maturities range of these accounts are as follow:

	December 31, 2020
Maturity of installments	Total	%
2021	502,882	63.4%
2022	238,881	30.1%
2023	51,051	6.4%
2024 onwards	527	0.1%
Total non-current liabilities	290,459	36.6%

	793,341	100.0%

	December 31, 2019
Maturity of installments	Total	%
2020	440,947	26.9%
2021	1,000,000	60.9%
2022	100,000	6.1%
2023 onwards	100,000	6.1%
Total non-current liabilities	1,200,000	73.1%

	1,640,947	100.0%

c.	Debit commitment

On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,800 of the amount should be transferred to the Company through the Corporate Restructuring. Through this process, the Company is subject to the following clauses: (i) the acceleration of the other debentures originally issued by Saber; (ii) the grant by us of any liens on our assets or capital stock; (iii) a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions. Additionally, we have agreed until the maturity of the private debentures that: (i) we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii) we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii) we will not pledge shares and/or dividends.

The Company complied with all debit commitment in the period applicable on December 31, 2020 and 2019.

Somos - Anglo (Predecessor)
Bonds and financing
Bonds and financing
14.	Bonds and Financing
a.	Composition of bonds and financing

The balance of bonds and financing are comprised by the following amounts:

	January 1, 2017	Additional Principal	Payment of principal	Payment of interest	Interest accrued	Transfers	December 31, 2017
Bonds:	95,912	—	(95,000)	(59,826)	78,259	198,208	217,553
With third parties	95,912	—	(95,000)	(59,826)	55,340	198,208	194,634
With Related Parties	—	—	—	—	22,919	—	22,919
Current liabilities	95,912	—	(95,000)	(59,826)	78,259	198,208	217,553
Bonds:	387,819	800,000	—	—	—	(198,208)	989,611
With Third parties	387,819	—	—	—	—	(198,208)	189,611
With Related Parties	—	800,000	—	—	—	—	800,000
Non-current liabilities	387,819	800,000	—	—	—	(198,208)	989,611
Total	483,731	800,000	(95,000)	(59,826)	78,259	—	1,207,164

	January 1, 2018	Additional Principal	Payment of principal	Payment of interest	Interest accrued	Transfers	October 10, 2018
Bonds:	217,553	—	(380,000)	(103,392)	79,230	495,912	309,303
With third parties (i)	194,634	—	(380,000)	(15,556)	1,397	199,525	—
With Related Parties	22,919	—	—	(87,836)	77,833	296,387	309,303
Finance leases (ii)	—	1,980	(664)	(36)	5	442	1,727
Current liabilities	217,553	1,980	(380,664)	(103,428)	79,235	496,354	311,030
Bonds:	989,611	800,049	—	—	9,914	(495,912)	1,303,662
With Third parties	189,611	—	—	—	9,914	(199,525)	—
With Related Parties	800,000	800,049	—	—	—	(296,387)	1,303,662
Finance leases (ii)	—	19,050	—	—	—	(442)	18,608
Non-current liabilities	989,611	819,099	—	—	9,914	(496,354)	1,322,270
Total	1,207,164	821,079	(380,664)	(103,428)	89,149	—	1,633,300

(i)

On April 06, 2018, was settled in advance the third party bond in the total amount of R$380,000. The settlement was made with the resources obtained with new bonds issued. Due to the settlement, the financial covenants were not applicable at October 10, 2018.

(ii)

Corresponds to the rent obligation (which was classified as a finance lease) related to a sale and leaseback agreement of a property located at João Dias Avenue in the city of São Paulo, in March, 2018, which was measured at present value in R$ 21,030. This property was sold for R$25,500, which generated a deferred income of R$9,104, presented within “Contract Liabilities and Deferred Revenues”, which will be amortized throughout the contract term (120 months). These liabilities are subject to the payment of 120 monthly installments of R$223 and an implicit interest rate of 0.41% p.m.

In 2018 and 2017 the Business issued three private bonds series totally subscribed by Somos Educação S.A., all of them unsecured and non-convertible into shares. The proceeds from these issuances were used to lengthen the Business’ debt profile, as well as to meet the Business’ working capital needs.

The bonds have the following characteristics:

As of October 10, 2018
Subscriber	Related Parties	Related Parties	Related Parties
Issuance	4th	4th	5th
Serie	1st	2nd	Single
Date of issuance	08/15/2017	08/15/2017	03/15/2018
Maturity date	08/15/2020	08/15/2022	05/15/2021
First payment after	12 months	36 months	36 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financial charges	CDI + 0,90% p.a.	CDI + 1,70% p.a.	CDI + 1,15% p.a.
Total amount (in million R$)	600	200	800
Covenants	No	No	No

As of December 31, 2017
Subscriber	Third Parties	Related Parties	Related Parties
Issuance	3rd	4th	4th
Serie	Single	1st	2nd
Date of issuance	10/31/2014	08/15/2017	08/15/2017
Maturity date	10/31/2019	08/15/2020	08/15/2022
First payment after	36 months	12 months	36 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financial charges	CDI + 1,7% p.a.	CDI + 0,90% p.a.	CDI + 1,70% p.a.
Total amount (in million R$)	475	600	200
Covenants	Yes	No	No

b.	Covenants

The third parties’ bond was subject to comply with financial covenants that required a maintenance of financial index calculated quarterly, during the term of the debt, based on the consolidated financial information of Somos Group. The calculation period comprises the 12 months immediately prior to the close of each quarter. The calculation is a ratio between the Net Debt to Adjusted EBITDA. The result value must not exceed 3. At December 31, 2017, all financial covenants were met. As of October 10, 2018, this transaction was liquidated and therefore no covenants were applicable.

All other bonds and the finance leases are not required to comply with any financial covenants.